Share-Based Compensation	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation
(20)	Share-Based Compensation

On December 28, 2006, the Company adopted the 2006 Stock Incentive Plan (the “Plan”). The Plan provides for both the granting of stock options and other stock-based awards such as restricted shares to key employees, directors and consultants of the Company. The Plan was subsequently amended by the Company’s board of directors and shareholders to increase the number of ordinary shares that the Company is authorized to issue. The amendment did not change any other provisions of 2006 Stock Incentive Plan. As of December 31, 2017, the Company was authorized to issue 12,745,438 shares under the 2006 Stock Incentive Plan. Among these shares, up to 2,715,243 shares may be issued for the purposes of granting awards of unvested shares and up to 10,030,195 shares may be issued for the purpose of granting stock option.

Stock options

A summary of stock options activity for the years ended December 31, 2016, 2017 and 2018 is as follows:

	Number of Stock options	Weighted Average exercise price		Weighted Average remaining contractual term	Aggregate intrinsic Value

Outstanding as of December 31, 2015	6,542,994	US$	4.23	4.49 years
Granted	817,881	US$	0.50
Forfeited or cancelled	(32,300)	US$	(5.98)
Outstanding as of December 31, 2016	7,328,575	US$	3.81	4.12 years	—
Forfeited or cancelled	(2,142,357)	US$	(5.99)
Outstanding as of December 31, 2017	5,186,218	US$	2.90	3.39 years	—
Forfeited or cancelled	(48,650)	US$	(3.62)
Outstanding as of December 31, 2018	5,137,568	US$	2.96	2.59 years	—
Vested and expected to vest as of December 31, 2018	5,137,568	US$	2.96	2.59 years
Exercisable as of December 31, 2018	5,103,718	US$	3.98	2.53 years

The weighted average option fair value of US$ 0.34 per share or an aggregate of US$ 279 on the date of grant during the year ended December 31, 2016, was determined based on the Black-Scholes option pricing model, using the following weighted average assumptions. No stock options were granted in 2017 and 2018.

Year ended December 31, 2016

Expected volatility	79.77%~81.25%
Expected dividends yield	-
Expected term	5.75~6.25 years
Risk-free interest rate (per annum)	0.89%~1.30%
Estimated fair value of underlying ordinary shares (per share)	US$0.34~0.35

The Company’s calculation of expected volatility was based on the historical volatility of the Company’s stock price.

The Company accounts for stock options in accordance with ASC Topic 718, by recognizing compensation cost based on the grant-date fair value over the period during which an employee is required to provide service in exchange for the award. No income tax benefit was recognized in the consolidated statements of comprehensive loss for these share options as such compensation expenses are not deductible for PRC tax purposes. The amount of compensation cost recognized for stock options for the years ended December 31, 2016, 2017 and 2018 is as follows:

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$

Cost of revenues	-	-	-	-
Selling expenses	659	-	-	-
General and administrative expenses	821	1,073	590	86
Research and development expenses	-	-	-	-
Total compensation cost recognized for stock options	1,480	1,073	590	86

As of December 31, 2018, US$29 (RMB 199) of unrecognized compensation expense related to stock options is expected to be recognized over a weighted average period of approximately 0.31 years.